Share Based Compensation (Option Assumptions) (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Option Assumptions [Line Items]
Fair value assumptions method used	Black-Scholes-Merton option pricing model Black-Scholes-Merton pricing model	Black-Scholes-Merton option pricing model Black-Scholes-Merton pricing model
Option Issue One [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Feb. 14, 2006	Feb. 14, 2006
Dividend yield	2.30%	2.80%
Expected volatility	15.80%	16.90%
Risk free interest rate	1.00%	1.00%
Expected remaining life	1 year 0 months 25 days	0 years 8 months 8 days
Fair value, per option (in Canadian dollars)	0.62	0.01
Option Issue Two [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Aug. 25, 2008	Aug. 25, 2008
Dividend yield	2.30%	2.80%
Expected volatility	19.80%	22.20%
Risk free interest rate	1.20%	1.00%
Expected remaining life	2 years 1 month 2 days	1 year 2 months 4 days
Fair value, per option (in Canadian dollars)	6.20	2.50
Option Issue Three [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Jan. 09, 2009	Jan. 09, 2009
Dividend yield	0.00%	2.80%
Expected volatility	0.00%	23.80%
Risk free interest rate	0.00%	1.10%
Expected remaining life	0 years 0 months 0 days	1 year 5 months 30 days
Fair value, per option (in Canadian dollars)	0	2.82
Option Issue Four [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Nov. 11, 2010	Nov. 11, 2010
Dividend yield	2.30%	2.80%
Expected volatility	19.70%	22.20%
Risk free interest rate	1.20%	1.10%
Expected remaining life	2 years 0 months 0 days	3 years 0 months 0 days
Fair value, per option (in Canadian dollars)	3.57	2.26
Option Issue Five [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Aug. 20, 2012
Dividend yield	2.30%	2.80%
Expected volatility	19.80%	36.40%
Risk free interest rate	1.50%	1.20%
Expected remaining life	3 years 3 months 27 days	4 years 3 months 27 days
Fair value, per option (in Canadian dollars)	6.26	5.56
Option Issue Six [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Mar. 26, 2013
Dividend yield	2.30%	0.00%
Expected volatility	21.10%	0.00%
Risk free interest rate	1.70%	0.00%
Expected remaining life	4 years 0 months 12 days	0 years 0 months 0 days
Fair value, per option (in Canadian dollars)	6.01	0